Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of hedging reserve	Hedging reserve

	June 30, 2026
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$161.1 million facility	82,964	1,044	—	954

	June 30, 2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$161.1 million facility	102,220	538	187	(1,794)